Forward Purchase Contract - Additional Information (Detail) - USD ($)		9 Months Ended	12 Months Ended
	Jan. 26, 2017	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term Purchase Commitment [Line Items]
EPS unpaid services		$ 300,000	$ 340,000
Shares issued		0	0
Fair value of liability		$ 300,000	$ 290,000	$ 290,000
Settlement Agreement [Member]
Long-term Purchase Commitment [Line Items]
Cash paid	$ 50,000
Share repurchases, description		The Company is required to repurchase the shares at the higher of the remaining balance due, approximately $0.3 million at September 30, 2020 and December 31, 2019, or the market price of the shares at the time of repurchase, but no later than December 31, 2021. The Company has the sole option to initiate the timing of the repurchase of the shares (which were converted into shares of common stock upon the Merger) before the deadline date.	The Company is required to repurchase the shares at the higher of the remaining balance due, approximately $290 thousand, or the market price of the shares at the time of repurchase, but no later than December 31, 2021. Histogen has the sole option to initiate the timing of the repurchase of the shares before the deadline date.
Share repurchases, value		$ 300,000	$ 290,000
Gain (Loss) on extinguishment of the original liability	$ 0
Settlement Agreement [Member] | Series D Convertible Preferred Stock [Member]
Long-term Purchase Commitment [Line Items]
Shares issued	14,342
Settlement Agreement [Member] | Series D Convertible Preferred Stock [Member] | Previously Reported [Member]
Long-term Purchase Commitment [Line Items]
Shares issued	100,000